Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) [Line Items]
Balance, beginning of period	$ 2,366,115	$ 2,538,447
Depreciation	(102,197)	(172,332)
Modification of lease	(224,008)
Balance, end of period	$ 2,039,910	$ 2,366,115